--------------------------------------------------------------------------------
                          A Letter To Our Shareholders
--------------------------------------------------------------------------------


Dear Shareholder:


     The six-month period ended February 28, 1999 was a good one for the U.S. economy and short-term money market securities. Early in the period, concerns about the potential spread of the Asian currency and credit crisis to Latin America contributed to the Federal Reserve Board's decision to reduce key short-term interest rates three times between September and November. While this easing of monetary policy caused short-term money market yields to decline, very low inflation continued to support above-average real returns, which are nominal yields less the rate of inflation. In contrast, longer term fixed-income securities did not fare as well as money market securities. That's because longer term yields rose in response to reports of robust U.S. economic growth in the fourth quarter of 1998 and the first two months of 1999. Accordingly, money market funds generally performed better than longer term bond funds over the six-month period.

     Throughout the period, the Portfolio was managed in a manner consistent with providing liquidity and as high a level of current income as is consistent with the preservation of capital. Through its investment in the Portfolio, Excelsior Institutional Money Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a portfolio of high-quality short-term domestic and foreign dollar denominated money market instruments. Excelsior Institutional Money Fund's annualized current 7-day yield for the period ended February 28, 1999 was 4.86% and for the same period the Fund's annualized effective 7-day yield was 4.98% after taking into account the effect of compounding.*

     This Semi-Annual Report reviews the Fund and Portfolio's investment activities and performance over the past six months. On behalf of the Board of Trustees and staff of Excelsior Funds, I want to extend our sincere appreciation to all of our shareholders. We thank you for your confidence and participation and we look forward to continuing to help you achieve your finacial goals.




/s/FS Wonham
-----------------------------------
Frederick S. Wonham
Chairman of the Board and President

April 16, 1999


* Annualized effective yield is based upon dividends declared daily and reinvested monthly.

The shares of the Fund are neither insured nor guaranteed by the U.S. Government. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so on a continuing basis.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY OR GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Assets And Liabilities February 28, 1999 (unaudited)



Assets:
Investments in Cash Reserves Portfolio (the "Portfolio"), at value (Note 1) ....     $ 182,597,933
                                                                                     -------------
Liabilities:
Dividends payable ..............................................................           495,295
Administrative servicing fees payable (Note 2) .................................           326,133
Administration fees payable (Note 2) ...........................................             2,163
Transfer agent fees payable (Note 2) ...........................................             2,056
Other accrued expenses .........................................................            35,627
                                                                                     -------------
 Total liabilities .............................................................           861,274
                                                                                     -------------
Net Assets for 181,736,659 shares of beneficial interest outstanding ...........     $ 181,736,659
                                                                                     =============
Represented by:
Paid-in capital ................................................................     $ 181,736,659
                                                                                     =============
Net Asset Value, Offering Price and Redemption Price Per Share .................     $        1.00
                                                                                     =============


 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Operations
 For the six months ended February 28, 1999 (unaudited)


Investment Income from Portfolio (Note 1):
Interest income (includes $12,823 of net realized gains) .......                    $4,718,889
Allocated expenses .............................................                       (88,195)
                                                                                    ----------
                                                                                     4,630,694
Expenses (Note 1):
Administrative servicing fees (Note 2) .........................    $  352,709
Administration fees (Note 2) ...................................        88,177
Professional fees ..............................................        36,565
Registration fees ..............................................        18,040
Transfer agent fees (Note 2) ...................................        12,351
Prospectus and shareholders' reports ...........................        11,377
Trustees' fees and expenses (Note 2) ...........................         9,875
Amortization of organization expense (Note 1) ..................         8,021
Miscellaneous expenses .........................................           500
                                                                    ----------
 Total expenses ................................................       537,615
 Less: Waiver of administrative servicing fees (Note 2) ........      (347,705)
 Less: Waiver of administration fees (Note 2) ..................       (57,794)
                                                                    ----------
 Net expenses ..................................................                       132,116
                                                                                    ----------
Net investment income from operations ..........................                    $4,498,578
                                                                                    ==========

                        See notes to financial statements

 Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
 Statement Of Changes In Net Assets


                                                                 Six Months Ended        For the Year
                                                                February 28, 1999           Ended
                                                                   (unaudited)         August 31, 1998
                                                               -------------------   -------------------
Increase (Decrease) in Net Assets:
Net investment income from operations ......................     $    4,498,578       $     10,308,761
                                                                 --------------       ----------------
Dividends to shareholders from net investment income .......         (4,498,578)           (10,308,761)
                                                                 --------------       ----------------
Transactions in Shares of Beneficial Interest
 ($1.00 Per Share)
Net proceeds from shares sold ..............................        594,373,194          2,050,291,956
Reinvestment of dividends ..................................          1,602,460              3,681,052
Cost of shares redeemed ....................................       (586,058,151)        (2,197,914,554)
                                                                 --------------       ----------------
 Net increase (decrease) in net assets resulting from
   transactions in shares of beneficial interest ...........          9,917,503           (143,941,546)
                                                                 --------------       ----------------
 Total increase (decrease) in net assets ...................          9,917,503           (143,941,546)
Net Assets:
Beginning of period ........................................        171,819,156            315,760,702
                                                                 --------------       ----------------
End of period ..............................................     $  181,736,659       $    171,819,156
                                                                 ==============       ================


Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Financial Highlights


                                              Six Months Ended
                                             February 28, 1999                 For the Year Ended August 31,
                                                (unaudited)            1998           1997           1996           1995
                                            -------------------  -------------  -------------  -------------  -------------
Net Asset Value, beginning of period .....     $      1.00         $   1.00        $  1.00        $  1.00        $  1.00
Net investment income from
 operations ..............................          0.0254           0.0551         0.0543         0.0547         0.0579
Dividends from net investment
 income ..................................         (0.0254)         (0.0551)       (0.0543)       (0.0547)       (0.0579)
                                               -----------         --------        -------        -------        -------
Net Asset Value, end of period ...........     $      1.00         $   1.00        $  1.00        $  1.00        $  1.00
                                               ===========         ========        =======        =======        =======
Total Return .............................            5.16%(2)         5.65%          5.57%          5.61%          5.95%
                                               ===========         ========        =======        =======        =======
Ratios:
 Net investment income to average
  net assets (1) .........................            5.10%(2)         5.52%          5.40%          5.55%          5.59%
 Expenses to average net assets (1) ......            0.25%(2)         0.25%          0.25%          0.25%          0.25%
Total Net Assets, end of period (000's
 omitted) ................................     $   181,737         $171,819       $315,761       $293,290       $638,111

(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the
    Portfolio and the Trust. If the voluntary fee waivers had
    not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
   Net investment income to
   average net assets ....................            4.64%(2)         5.06%          4.92%          5.11%          5.16%
   Expenses in average net assets ........            0.71%(2)         0.71%          0.74%          0.69%          0.68%
(2) Annualized

[RESTUBBED]

                                               For the period
                                              November 8, 1993
                                              (commencement of
                                               operations) to
                                              August 31, 1994
                                            -------------------
Net Asset Value, beginning of period .....     $     1.00
Net investment income from
 operations ..............................         0.0308
Dividends from net investment
 income ..................................        (0.0308)
                                               ------------
Net Asset Value, end of period ...........     $     1.00
                                               ============
Total Return .............................           3.87%(2)
                                               ===============
Ratios:
 Net investment income to average
  net assets (1) .........................           4.39%(2)
 Expenses to average net assets (1) ......           0.19%(2)
Total Net Assets, end of period (000's
 omitted) ................................     $  770,658
(1) Reflects the Fund's proportionate share of the Portfolio's expenses as well as voluntary fee waivers by agents of the
    Portfolio and the Trust. If the voluntary fee waivers had
    not been in place, the ratios of net investment income and expenses to average net assets would have been as follows:
   Net investment income to
   average net assets ....................           4.28%(2)
   Expenses in average net assets ........           0.31%(2)
(2) Annualized




                        See notes to financial statements

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited)

(1) Significant Accounting Policies
Excelsior Institutional Money Fund (the "Fund") is a series of Excelsior Funds (the "Trust"), an open-end diversified management investment company registered under the Investment Company Act of 1940.

U.S. Trust Company of Connecticut ("U.S. Trust Connecticut"), Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services ("FAS"), a wholly-owned subsidiary of Federated Investors, (collectively, the "Administrators") serve as Administrators of the Trust. U.S. Trust Connecticut is a wholly-owned subsidiary of U.S. Trust Corporation ("U.S. Trust"), a registered bank holding company. Edgewood Services, Inc. ("Edgewood"), a wholly-owned subsidiary of Federated Investors, serves as distributor to the Fund.

It is the Fund's policy, to the extent possible, to maintain a continuous net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies to enable it to do so.

The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), an open-end diversified management investment company for which Citibank, N.A. serves as Investment Advisor. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (1.6% at February 28, 1999).

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Investment Income --The Fund earns interest income, net of Portfolio expenses, daily on its investment in the Portfolio. Realized gain and loss from securities transactions are recorded by the Portfolio on the identified cost basis, when recognized, and allocated to the Fund, along with net investment income, based on its investment in the Portfolio.

C. Dividends to Shareholders -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized gains or losses, if any, are declared daily as income and paid monthly.

D. Federal Income Taxes -- It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

E. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by the Administrators.

F. Deferred Organization Expenses -- Organization expenses have been deferred and are being amortized on a straight line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro rata portion of any unamortized organization expenses which the number of initial shares redeemed bears to the total number of initial shares outstanding immediately prior to such redemption.

G. Other -- All the net income of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

Excelsior Institutional Money Fund
--------------------------------------------------------------------------------
Notes To Financial Statements (unaudited) continued

(2) Administration Fee and Other
Transactions With Affiliates

A. Administration Fee -- For services provided to the Fund, the Administrators are entitled jointly to an annual fee, payable monthly, at a maximum annual rate of 0.10% of the average daily net assets of the Fund. For the period ended February 28, 1999, administration fees totaling $74,950 were charged by U.S. Trust Connecticut, of which $57,794 were waived.

For the period ended February 28, 1999, the Fund paid FAS administration fees totaling $13,227. Edgewood receives no compensation from the Fund in its capacity as distributor of the Fund's shares.

For the period ended February 28, 1999, CGFSC received fees amounting to $12,351 for providing transfer agency services to the Fund.

B. Administrative Servicing Fee -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with United States Trust Company of New York, a wholly-owned subsidiary of U.S. Trust, BISYS and Mid Atlantic Capital Group Inc. (the "Service Organizations") pursuant to which each Service Organization, as agent for its customers, provides administrative support services. For its services, each Service Organization may receive a fee from the Fund, which may not exceed, on an annual basis, an amount equal to 0.40% of the average daily net assets of Fund shares owned by customers of the Service Organization. For the period ended February 28, 1999, the Service Organizations received fees amounting to $5,004, for providing shareholder servicing to the Fund.

C. Other -- Independent Trustees receive an annual retainer of $4,000 and an additional $250 for each meeting of the Board of Trustees attended. In addition, the Trust reimburses independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees.

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS                                       February 28, 1999
(Unaudited)


                                               Principal
                                                Amount
Issuer                                      (000's omitted)           Value
--------------------------------------------------------------------------------
Asset Backed -- 9.5%
--------------------------------------------------------------------------------
Lincs-Ser *
   4.936% due 3/18/99                        $      100,000       $   99,998,386
Lincs-Ser *
   4.986% due 2/15/00                                87,500           87,500,000
SMM Trust *
   5.047% due 1/26/00                               100,000          100,000,000
Steers *
   4.94% due 3/25/99                                 76,118           76,118,294
   4.998% due 11/10/99                              201,000          201,000,000
Strategic Money Market
   Trust Receipts *
   4.937% due 3/05/99                               213,000          213,000,000
   5.32% due 12/15/99                               200,000          200,000,000
Strats Trust *
   4.94% due 8/18/99                                 50,000           50,000,000
Triangle Funding Ltd.
   5.07% due 10/15/99                                82,000           82,000,000
                                                                  --------------
                                                                   1,109,616,680
                                                                  --------------
Bank Notes -- 10.0%
--------------------------------------------------------------------------------
FCC National Bank
   5.12% due 5/12/99                                100,000          100,001,950
   5.86% due 6/03/99                                 50,000           49,991,365
   4.90% due 12/16/99                               185,000          184,929,047
First Union National Bank
   5.35% due 9/13/99                                 50,000           50,002,582
Key Bank National
   Association
   4.995% due 9/23/99                               350,000          349,901,233
Nationsbank *
   5.00% due 11/19/99                               160,000          160,000,000
   5.15% due 3/12/99                                 50,000           50,000,000
   5.04% due 6/01/99                                 32,000           32,000,000
   4.98% due 6/10/99                                100,000          100,000,000
   4.82% due 6/25/99                                100,000           99,984,427
                                                                  --------------
                                                                   1,176,810,604
                                                                  --------------
Certificates Of Deposit
(Domestic) -- 4.4%
--------------------------------------------------------------------------------
BankBoston
   5.23% due 3/09/99                                 50,000           50,000,000
Centric Capital Corp.
   4.86% due 4/19/99                                 55,493           55,125,914
Chase Manhattan Bank
   Corp
   5.74% due 5/10/99                                 57,000           56,993,721

                                               Principal
                                                Amount
Issuer                                      (000's omitted)           Value
--------------------------------------------------------------------------------
Monte Rosa Capital Corp.
   4.86% due 4/13/99                               $     72,625     $ 72,203,412
   4.85% due 4./16/99                                   145,338      144,437,308
Newport Funding Corp.
   4.87% due 3/01/99                                    140,226      140,226,000
                                                                    ------------
                                                                     518,986,355
                                                                    ------------

Certificates Of Deposit (Euro) -- 7.5%
--------------------------------------------------------------------------------
Abby National
   5.07% due 5/12/99                                    100,000      100,000,000
Algemene Bank
   5.62% due 4/14/99                                     75,000       74,995,666
   5.50% due 9/02/99                                     70,000       70,168,808
Bayer Hypo Vereinsbank
   5.09% due 5/10/99                                    100,000      100,000,000
   5.09% due 5/12/99                                    100,000      100,001,950
Bayerische Vereinsbank
   4.99% due 11/10/99                                   171,000      171,023,254
   5.02% due 11/23/99                                   100,000      100,006,647
Halifax
   5.07% due 5/12/99                                    100,000      100,000,000
International Nederlanden
   Group
   4.935% due 6/30/99                                    60,000       60,000,985
                                                                    ------------
                                                                     876,197,310
                                                                    ------------

Certificates Of Deposit (Yankee) -- 25.4%
--------------------------------------------------------------------------------
Bank of Nova Scotia
   5.65% due 3/29/99                                     38,000       37,995,977
   4.96% due 6/11/99                                     46,500       46,501,592
Bayerische Vereinsbank
   4.91% due 7/08/99                                    120,000      120,000,000
Canadian Imperial Bank
   5.745% due 4/27/99                                    54,000       54,010,520
Credit Agricole Indosuez
   5.74% due 4/26/99                                     50,000       49,993,919
   4.93% due 7/12/99                                    100,000      100,007,210
   5.31% due 9/13/99                                     50,000       50,095,581
Credit Communal de Belgique
   5.62% due 3/19/99                                     45,000       44,997,777
Credit Suisse First Boston
   5.06% due 10/07/99                                   325,000      325,000,000
   5.69% due 7/06/99                                    100,000      100,000,000
Deutsche Bank
   5.65% due 3/02/99                                    100,000       99,999,869
Dresdner Bank
   5.09% due 5/06/99                                     55,000       54,999,788

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)


                                               Principal
                                                Amount
Issuer                                      (000's omitted)           Value
--------------------------------------------------------------------------------
Landesbank Hessen
   Thuringen
   5.00% due 4/06/99                         $       50,000       $   50,000,000
   5.19% due 3/01/00                                100,000           99,971,037
Morgan Guarantee Trust
   Co
   4.90% due 10/15/99                                85,000           84,948,558
Rabobank Nederland
   5.71% due 6/11/99                                100,000           99,986,368
   5.69% due 6/30/99                                 75,000           74,996,325
   5.64% due 7/30/99                                 53,000           53,002,363
Societe Generale Bank
   5.75% due 4/06/99                                100,000           99,995,749
   5.76% due 4/16/99                                 75,000           74,996,380
Societe Generale Bank*
   4.85% due 5/20/99                                175,800          175,773,654
Svenska Handelsbanken
   5.75% due 5/04/99                                 57,000           56,995,215
   5.76% due 5/25/99                                 75,000           74,989,972
   5.74% due 6/01/99                                 77,000           76,986,818
Swiss Bank Corp.
   5.68% due 5/28/99                                 40,000           40,051,628
   5.715% due 6/14/99                               100,000           99,988,980
Toronto Dominion
   5.03% due 6/03/99                                200,000          200,000,000
   5.71% due 6/23/99                                 85,000           84,989,826
   5.60% due 8/17/99                                 50,000           50,143,031
   4.79% due 8/18/99                                135,000          134,950,642
UBS AG
   5.00% due 5/19/99                                 50,000           49,997,560
Westdeutsche Landesbank
   5.125% due 9/15/99                                48,000           48,035,924
   5.21% due 9/22/99                                 50,000           50,074,907
   4.84% due 11/05/99                               116,000          115,969,420
                                                                  --------------
                                                                   2,980,446,590
                                                                  --------------

Commercial Paper -- 19.3%
--------------------------------------------------------------------------------
Aspen Funding Corp.
   4.86% due 4/12/99                                200,000          198,866,000
BankAmerica Corp.
   4.92% due 4/09/99                                 50,000           49,733,500
Banco Santander
   4.85% due 3/01/99                                100,000          100,000,000
Barton Capital Corp.
   4.87% due 4/06/99                                120,285          119,699,212
Caisse d'Amortissement
   4.735% due 10/08/99                               76,000           73,790,859

                                               Principal
                                                Amount
Issuer                                      (000's omitted)           Value
--------------------------------------------------------------------------------
Cregem Inc.
   4.96% due 4/07/99                         $       50,000       $   49,745,111
   4.81% due 7/08/99                                150,000          147,414,625
   4.81% due 7/09/99                                115,000          113,002,514
Deutsche Bank
   4.81% due 8/10/99                                165,000          161,428,575
General Electric Capital
   Corp
   5.12% due 3/11/99                                250,000          249,644,444
   4.75% due 10/04/99                               125,000          121,421,007
   4.75% due 10/05/99                               125,000          121,404,514
   4.88% due 3/01/99                                 75,000           75,000,000
J. P. Morgan & Co., Inc.*
   4.74% due 10/04/99                                70,000           67,999,983
Province de Quebec
   5.04% due 3/16/99                                100,000           99,790,000
Repsol International
   Finance
   4.87% due 7/15/99                                100,000           98,160,222
Sigma Finance Corp.
   5.35% due 3/05/99                                120,000          119,928,667
   5.125% due 2/09/00                               250,000          250,000,000
Variable Funding Capital
   Corp
   4.85% due 3/08/99                                 50,000           49,952,847
                                                                  --------------
                                                                   2,266,982,080
                                                                  --------------

Corporate Notes -- 7.4%
--------------------------------------------------------------------------------
Associates Corp. of
   North America*
   4.91% due 6/29/99                                150,000          149,961,490
Bear Stearns*
   5.00% due 6/04/99                                225,000          225,000,000
J. P. Morgan & Co., Inc.*
   4.82% due 7/07/99                                210,000          209,957,330
Key Bank National
   Association*
   4.915% due 5/12/99                                88,000           87,987,666
Royal Bank of Canada*
   4.92% due 6/07/99                                200,000          200,011,567
                                                                  --------------
                                                                     872,918,053
                                                                  --------------

Medium Term Notes -- 7.1%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services
   4.771% due 6/15/99                               100,000           99,968,429
   5.58% due 8/25/99                                100,000           99,980,986

Cash Reserves Portfolio
PORTFOLIO OF INVESTMENTS (Continued)                           February 28, 1999
(Unaudited)

                                               Principal
                                                Amount
Issuer                                      (000's omitted)           Value
--------------------------------------------------------------------------------
Goldman Sachs Group*
   5.05% due 1/31/00                      $        335,500     $    335,500,000
Norwest Financial Inc.
   5.55% due 8/31/99                               100,000           99,985,567
Sigma Finance Corp.
   4.89% due 8/27/99                               197,000          196,995,459
                                                               ----------------
                                                                    832,430,441
                                                               ----------------

Time Deposits -- 7.1%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
   Nassau
   4.84% due 3/01/99                               150,000          150,000,000
Chase Bank
   4.75% due 3/01/99                               386,966          386,966,000
Suntrust
   4.81% due 3/01/99                                50,000           50,000,000
Svenska Grand Cayman
   4.844% due 3/01/99                              250,000          250,000,000
                                                               ----------------
                                                                    836,966,000
                                                               ----------------

United States Government Agency -- 2.6%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   4.71% due 3/16/99                                50,000           49,901,874
   4.69% due 4/16/99                                   600              596,404
   5.06% due 3/03/00                               100,000           99,937,000
Federal National
   Mortgage Association
   4.86% due 2/10/99                               100,000           99,922,269
Student Loan Marketing
   Discount Note
   4.69% due 4/16/99                                50,000           49,700,361
                                                               ----------------
                                                                    300,057,908
                                                               ----------------

United States Treasury Bills -- 0.3%
--------------------------------------------------------------------------------
United States Treasury Bills
   4.135% due 10/14/99                              25,000           24,348,163
   4.175% due 12/09/99                              15,000           14,507,698
                                                               ----------------
                                                                     38,855,861
                                                               ----------------
Total Investments at Value
   /Amortized Cost                                   100.6%      11,810,267,882
Other Assets,
   Less Liabilities                                   (0.6%)        (75,220,905)
                                                     ------    ----------------

                                                               ----------------
 Net Assets                                          100.0%    $ 11,735,046,977
                                                     =====     ================

* Variable interest rate - subject to periodic change.
See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
Assets:
Investments at value (Note 1A)                                   $11,810,267,882
Interest receivable                                                  125,683,746
--------------------------------------------------------------------------------
  Total assets                                                    11,935,951,628
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                    199,908,037
Payable to affiliate--Investment Advisory fee (Note 2A)                  663,133
Accrued expenses and other liabilities                                   333,481
--------------------------------------------------------------------------------
  Total liabilities                                                  200,904,651
--------------------------------------------------------------------------------
Net Assets                                                       $11,735,046,977
--------------------------------------------------------------------------------
Represented by:
Paid-in capital for beneficial interests                         $11,735,046,977
--------------------------------------------------------------------------------


Cash Reserves Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 1999 (Unaudited)
--------------------------------------------------------------------------------
Interest Income (Note 1B):                                          $292,120,478
Expenses:
Investment Advisory fees (Note 2A)                     $8,190,847
Administrative fees (Note 2B)                           2,730,282
Custody and fund accounting fees                        1,095,415
Trustees' fees                                             53,954
Legal fees                                                 32,082
Audit fees                                                 22,300
Miscellaneous                                              87,395
--------------------------------------------------------------------------------
    Total expenses                                     12,212,275
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)                 (6,745,592)
Less fees paid indirectly (Note 1E)                           (11)
--------------------------------------------------------------------------------
    Net expenses                                                       5,466,672
--------------------------------------------------------------------------------
Net investment income                                               $286,653,806
--------------------------------------------------------------------------------

See notes to financial statements

Cash Reserves Portfolio
STATEMENT OF CHANGES IN NET ASSETS
                                               Six Months Ended
                                               February 28, 1999   Year Ended
                                                  (Unaudited)    August 31, 1998
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income                            $ 286,653,806    $ 504,627,904
--------------------------------------------------------------------------------
Capital Transactions:
Proceeds from contributions                     22,079,029,546   30,335,511,897
Value of withdrawals                           (19,436,545,991) (29,691,630,125)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                           2,642,483,555      643,881,772
--------------------------------------------------------------------------------
Net Increase in Net Assets                       2,929,137,361    1,148,509,676
--------------------------------------------------------------------------------
Net Assets:
Beginning of period                              8,805,909,616    7,657,399,940
--------------------------------------------------------------------------------
End of period                                  $11,735,046,977  $ 8,805,909,616
--------------------------------------------------------------------------------



Cash Reserves Portfolio
FINANCIAL HIGHLIGHTS


                          Six Months Ended            Year Ended August 31,
                           February 28, 1999     --------------------------------------------------
                             (Unaudited)         1998           1997          1996          1995
---------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets (000's omitted)  $11,735,047       $8,805,910    $7,657,400    $4,442,187    $4,765,406
Ratio of expenses to
  average net assets               0.10%*           0.10%         0.10%         0.10%         0.10%
Ratio of net investment
  income to average
  net assets                       5.25%*           5.65%         5.57%         5.64%         5.88%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average
  net assets                       0.22%*           0.22%         0.23%         0.23%         0.23%
Net investment income
  to average net assets            5.13%*           5.53%         5.44%         5.50%         5.75%
----------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.
   Citibank is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.
   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.
   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

Cash Reserves Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)

2. Investment Advisory Fees and Administrative Fees
   A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $8,190,847, of which $4,015,310 was voluntarily waived for the six months ended February 28, 1999. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.
   B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,730,282, all of which were voluntarily waived for the six months ended February 28, 1999. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $96,550,935,887 and $93,524,876,338, respectively, for the six months ended February 28, 1999.

4. Line of Credit The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1999, the commitment fee allocated to the Portfolio was $15,271. Since the line of credit was established, there have been no borrowings.

Administrators of the Fund
U.S. Trust Company of Connecticut
225 High Ridge Road
Stamford, CT 06905

Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(617) 557-8000

Federated Administrative Services
Federated Investment Tower
1001 Liberty Avenue
Pittsburgh, PA 15222

Investment Adviser of the Portfolio
Citibank, N.A.
153 East 53rd Street
New York, NY 10043

Transfer Agent of the Fund
Chase Global Funds Services Company
73 Tremont Street
Boston, MA 02108
(800) 909-1989

Distributor of the Fund
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237

Independent Accountants of the Fund
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110













USTEXIMS99

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                                   Money Fund


















                               Semi-Annual Report
                                February 28, 1999